UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2013

Check here if Amendment:  ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
				    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		ICM Asset Management, Inc.
Address:	W. 601 Main Avenue, Suite 900
       		Spokane WA 99201-0613

Form 13F File Number:	28-03766

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Lisa House
Title:	Complaince Officer
Phone:	(509)455-3588

Signature, Place and Date of Signing:

	Lisa House		Spokane, WA		05/07/13
	[Signature]		[City, State]		[Date]

Report Type (Check only one.):

_X__	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		76

Form 13F Information Table Value Total:		88,826


List of Other Included Managers:		NONE


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                                                      ICM Asset Management, Inc
                                                              FORM 13F
                                                     1Q 2013 Schedule 13F Report
                                                           March 31, 2013

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AAR Corp.                      COM              000361105     2067   112375 SH       Sole                   112375
Alcoa, Inc.                    COM              013817101     2091   245404 SH       Sole                   245404
American Capital Agency Corp   COM              02503x105      538    16409 SH       Sole                    16409
Anadarko Petroleum Corp.       COM              032511107     1056    12075 SH       Sole                    12075
Annaly Capital Mgmt, Inc.      COM              035710409      506    31855 SH       Sole                    31855
Apache Corp.                   COM              037411105     1251    16210 SH       Sole                    16210
Apple, Inc.                    COM              037833100     2732     6171 SH       Sole                     6171
Atlas Pipeline Partners L.P.   COM              049392103      275     7960 SH       Sole                     7960
Aura Systems, Inc.             COM              051526200     1168  2715308 SH       Sole                  2715308
Bank Of America Corp.          COM              060505104      127    10460 SH       Sole                    10460
Bill Barrett Corp              COM              06846N104     1486    73300 SH       Sole                    73300
Boeing Co.                     COM              097023105     1397    16268 SH       Sole                    16268
Capstead Mortgage REIT         COM              14067e506      424    33043 SH       Sole                    33043
Carrizo Oil & Gas Inc.         COM              144577103     1777    68947 SH       Sole                    68947
Celgene Corp.                  COM              151020104      885     7631 SH       Sole                     7631
Cinedigm Digital Cinema Corp   COM              172407108     1751  1122118 SH       Sole                  1122118
Cinemark Holdings Inc.         COM              17243V102     2889    98130 SH       Sole                    98130
Citigroup, Inc.                COM              172967424      836    18896 SH       Sole                    18896
Clearsign Combustion Corp.     COM              185064102      638    89680 SH       Sole                    89680
Denbury Resources Inc.         COM              247916208     1606    86139 SH       Sole                    86139
Digital Cinema Destinations Co COM              25383B109      819   131447 SH       Sole                   131447
Discovery Holding Co., Cl C    COM              25470F302      840    12075 SH       Sole                    12075
Dot Hill Systems Corp          COM              25848T109     1109  1008038 SH       Sole                  1008038
Dow Chemical Co.               COM              260543103     1460    45851 SH       Sole                    45851
Du Pont (E.I.) De Nemours      COM              263534109      760    15452 SH       Sole                    15452
Eldorado Gold Corp             COM              284902103      291    30550 SH       Sole                    30550
Electro Scientific Industries  COM              285229100     1431   129463 SH       Sole                   129463
Ensco International, Inc. Clas COM              g3157s106     1582    26359 SH       Sole                    26359
Exide Technologies             COM              302051206     1668   617727 SH       Sole                   617727
FedEx Corp.                    COM              31428x106      603     6145 SH       Sole                     6145
Flow International Corp        COM              343468104      933   238552 SH       Sole                   238552
General Electric Co.           COM              369604103      767    33172 SH       Sole                    33172
Goldcorp, Inc. New Common      COM              380956409      382    11350 SH       Sole                    11350
Goodyear Tire & Rubber         COM              382550101     2352   186597 SH       Sole                   186597
Google, Inc. Class A           COM              38259P508     1325     1668 SH       Sole                     1668
Hercules Offshore Inc          COM              427093109     1689   227655 SH       Sole                   227655
Hewlett-Packard Co.            COM              428236103     2264    94977 SH       Sole                    94977
IBM, Inc.                      COM              459200101      610     2861 SH       Sole                     2861
Intel Corp.                    COM              458140100     1201    55009 SH       Sole                    55009
International Paper Co.        COM              460146103     1732    37191 SH       Sole                    37191
ION Geophysical Corp           COM              462044108      150    22075 SH       Sole                    22075
Ivanhoe Energy Inc.            COM              465790301       17    25050 SH       Sole                    25050
Johnson & Johnson, Inc.        COM              478160104      582     7139 SH       Sole                     7139
Joy Global, Inc.               COM              481165108     1629    27361 SH       Sole                    27361
JP Morgan Chase & Co.          COM              46625H100      796    16764 SH       Sole                    16764
Kinder Morgan, Inc.            COM              49456B101     1219    31512 SH       Sole                    31512
Kratos Defense & Security Solu COM              50077b207     2402   477620 SH       Sole                   477620
Legacy Reserves LP             COM              524707304      308    11145 SH       Sole                    11145
Lowe's Companies, Inc.         COM              548661107     1165    30720 SH       Sole                    30720
Magnum Hunter Resources Corp   COM              55973B102     1422   354730 SH       Sole                   354730
Meritor, Inc.                  COM              59001k100     1387   293282 SH       Sole                   293282
MFA Financial, Inc.            COM              55272X102      419    44985 SH       Sole                    44985
Micron Technology, Inc.        COM              595112103     1161   116369 SH       Sole                   116369
Microsoft Corp.                COM              594918104     2458    85934 SH       Sole                    85934
National Oilwell Varco         COM              637071101     1850    26144 SH       Sole                    26144
Northwest Bancorporation, Inc. COM              667337109       98    16384 SH       Sole                    16384
Novagold Resources Inc.        COM              66987E206       61    16725 SH       Sole                    16725
Pepsico, Inc.                  COM              713448108      864    10922 SH       Sole                    10922
Pfizer, Inc.                   COM              717081103      437    15153 SH       Sole                    15153
Precision Drilling Corp.       COM              74022D308      973   105457 SH       Sole                   105457
Prudential Financial, Inc.     COM              744320102     1117    18931 SH       Sole                    18931
Pulse Electronics Corp.        COM              74586w106      297   734257 SH       Sole                   734257
Qualcomm, Inc.                 COM              747525103     1173    17523 SH       Sole                    17523
RF Micro Devices, Inc.         COM              749941100     2207   414885 SH       Sole                   414885
Sterling Financial Corp.       COM              859319303     1374    63352 SH       Sole                    63352
Symmetricom Inc                COM              871543104     1302   286878 SH       Sole                   286878
Tenneco Automotive, Inc.       COM              880349105     1490    37895 SH       Sole                    37895
Thermo Fisher Scientific, Inc. COM              883556102      727     9506 SH       Sole                     9506
Towerstream Corp               COM              892000100      890   398959 SH       Sole                   398959
Uni-Pixel Inc.                 COM              904572203     2040    66560 SH       Sole                    66560
United Parcel Service Cl B     COM              911312106      394     4585 SH       Sole                     4585
United Rentals, Inc.           COM              911363109     1667    30324 SH       Sole                    30324
Verifone Holdings Inc.         COM              92342y109      506    24463 SH       Sole                    24463
Vishay Intertechnology         COM              928298108     1684   123768 SH       Sole                   123768
Walt Disney Co.                COM              254687106      881    15518 SH       Sole                    15518
Willbros Group, Inc.           COM              969203108     2361   240462 SH       Sole                   240462

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